Share capital	9 Months Ended
Sep. 30, 2019
Share Capital
NOTE 3 - Share capital

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a)	Private placements:

At the nine-month period ended September 30, 2019, the Corporation completed one private placement to an accredited investor for a total of $5,000,000.

(b)	Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods up to six years and are equity-settled. As at September 30, 2019, 1,410,000 options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the nine-month period ended September 30, 2019 and for options outstanding and exercisable at the end of the nine-month period ended September 30, 2019, the range of exercise price and the weighted average years to expiration.

			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2018	5,740,000	$1.76	6.37
Expired / Cancelled	(10,000)	3.43	-
Granted	360,000	2.08	9.51
Outstanding, September 30, 2019	6,090,000	$1.78	5.86
Options exercisable	6,090,000	$1.78	5.86

(c)	Stock-based compensation:

Stock -based compensation includes stock option and stock granted to employees.

	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2019	2018	2019	2018
Stock options and stock compensation granted in:
2015	545,602	828,876	1,832,425	2,749,645
2018	–	341,821	13,038	341,821
2019	–	–	680,290	–

Total stock-based compensation expense recognized	$545,602	$1,170,697	$2,525,753	$3,091,466

The stock-based compensation expense is disaggregated in the statements of operations and comprehensive loss as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018

Stock-based compensation pertaining to general and administrative	$272,801	$728,438	$1,596,502	$1,688,822
Stock-based compensation pertaining to research and development	272,801	442,259	929,251	1,402,644
Total	$545,602	$1,170,697	$2,525,753	$3,091,466

360,000 stock option were granted to five directors during the nine-month period ended September 30, 2019 and no options were granted in the comparative period in 2018.

On June 12, 2019, the corporation issued one million shares with a total value of $1,330,000 to a related party for their significant contributions and development of the company from year 2014 to 2019.

(d)	Warrants :

In the first quarter of 2019, the Corporation issued 2,500,000 warrants in connection with one private placement referred to in note 3 (a). Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five year term. The warrant was valued at $200,000 and recorded as part of additional paid in capital.